Costs of Sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Costs of Sales
Cost of stream sales	$ 25.9	$ 43.2	$ 56.0	$ 78.2
Mineral production taxes	0.7	0.6	1.2	1.0
Mining costs of sales	26.6	43.8	57.2	79.2
Energy costs of sales	2.5	3.3	5.5	6.1
Total costs of sales	$ 29.1	$ 47.1	$ 62.7	$ 85.3